ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net, Current [Abstract]
ACCOUNTS RECEIVABLE, NET

9.

ACCOUNTS RECEIVABLE, NET

	December 31,
	2014	2013
Accounts receivable
-From third parties	$25,295,899	$21,252,129
-From related parties	6,757,031	5,497,761
	$32,052,930	$26,749,890

The related parties, Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.